Intangibles	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Intangibles

NOTE 8. INTANGIBLES

	2023	2022
Cost	$59,952	$55,111
Accumulated amortization	(42,642)	(35,536)
	$17,310	$19,575

Loan commitment fees related to Senior Credit Facility	$843	$1,408
Software	16,467	18,167
	$17,310	$19,575

Cost

	Loan Commitment Fees	Software	Brand Names	Total
Balance, December 31, 2021	$17,081	$38,027	$—	$55,108
Additions	—	—	—	—
Foreign exchange	—	3	—	3
Balance, December 31, 2022	17,081	38,030	—	55,111
Additions	—	1,789	—	1,789
Acquisition	—	—	3,000	3,000
Foreign exchange	—	52	—	52
Balance, December 31, 2023	$17,081	$39,871	$3,000	$59,952

Accumulated Amortization

	Loan Commitment Fees	Software	Brand Names	Total
Balance, December 31, 2021	$15,014	$16,179	$—	$31,193
Amortization expense	659	3,668	—	4,327
Foreign exchange	—	16	—	16
Balance, December 31, 2022	15,673	19,863	—	35,536
Amortization expense	565	3,465	3,000	7,030
Foreign exchange	—	76	—	76
Balance, December 31, 2023	$16,238	$23,404	$3,000	$42,642